Bingham McCutchen LLP

One Federal Street

Boston, Massachusetts 02110

May 4, 2012

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Re:	Legg Mason Partners Income Trust

(filing relates to Legg Mason Western Asset Corporate Bond Fund, Legg Mason Western Asset Mortgage Backed Securities Fund, Legg Mason Western Asset Global High Yield Bond Fund and Legg Mason Western Asset Short-Term Bond Fund (the “Funds”))

(File Nos. 2-96408 and 811-04254)

Ladies and Gentlemen:

On behalf of Legg Mason Partners Income Trust, a Maryland statutory trust (the “Trust”), we hereby certify pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), that the forms of Prospectuses and the Statements of Additional Information relating to the Funds, each a series of the Trust, that would have been filed by the Trust pursuant to Rule 497(c) under the 1933 Act upon the effectiveness of Post-Effective Amendments No. 188 and No. 189 to the Trust’s Registration Statement on Form N-1A (the “Amendments”) would not have differed from those contained in the Amendments. The Amendments, which were filed via the EDGAR system on April 20, 2012 and April 27, 2012, became effective on May 1, 2012.

Please call Michelle R. Cirillo at (617) 951-8029 with any comments or questions relating to the filing.

Sincerely, /s/ Michelle R. Cirillo Michelle R. Cirillo